3: Calvert

Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert Social Index Fund

Table

of

Contents

President's Letter

1

Social Update

2

Portfolio

Manager Remarks

3

Report of

Independent Public Accountants

6

Statement

of Net Assets

7

Statement

of Operations

25

Statements

of Changes in

Net Assets

26

Notes to

Financial Statements

28

Financial Highlights

32

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Social

Update

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

CAMCO

Vice President

of Equities, John Nichols

How did the Fund perform?

For the 12 months ended September 30, 2001, the Calvert Social Index Fund, Class A shares declined in value 34.31%, versus a decline of 34.11% for the Calvert Social Index.

The Fund is managed in a manner to match as closely as possible the stocks in the Calvert Social Index. Unlike the Index, the Fund does hold a small cash position that can affect performance relative to the index in volatile markets. We have been in a sharply declining market over the past year and the small cash position of the Fund has contributed positively to the performance of the Fund.

What was your strategy?

Our strategy was to come as close as possible to exactly matching Calvert Social Index, stock by stock. As we accumulated cash from new shareholder investments, we temporarily invested in futures contracts on the S&P 500 and NASD 100, so that the Portfolio stayed as fully exposed to the markets as possible.

What was the investment climate over the past 12 months?

As corporations trimmed back capital spending programs, especially in the information technology area, the economy started to slow. This slowing of capital spending had a ripple effect throughout the economy and stock market. Companies that had over anticipated their growth prospects saw a sudden turnaround in revenues and profits. This bursting

Portfolio

Statistics

September 30, 2001

Investment Performance

.......................................6 Months..........................12 Months

.........................................ended................................ended

........................................9/30/01..............................9/30/01

Class A.........................(11.76%)...........................(34.31%)

Class B.........................(12.17%)...........................(34.96%)

Class C.........................(12.19%)...........................(35.01%)

Class I..........................(11.55%)...........................(34.08%)

Calvert Social Index... (11.39%)........................(34.11%)

Lipper Large Cap

Growth Funds Avg....(15.45%)..............................(43.77%)

Ten Largest Stock Holdings

............................................................................% of Net Assets

Pfizer, Inc. ..................................................................4.5%

Microsoft Corp...................................................................4.2%

American International Group..............................................3.6%

Johnson & Johnson......................................................3.0%

International Business

Machines Corp...........................................................2.8%

SBC Communications, Inc...................................................2.8%

Merck & Co., Inc........................................................2.7%

AOL Time Warner, Inc........................................................2.5%

Intel Corp.........................................................................2.4%

Bank of America Corp.......................................................1.7%

Total......................................................................30.2%

Asset Allocation

Stocks.............................................................................96%

Cash & Cash Equivalents.............................................4%

....................................................................................100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2001

Total Returns

........................................................................Class A Shares

One year.............................................................(37.44%)

Since inception ....................................................(32.11%)

(6/30/00)

......................................................................Class B Shares

One year..........................................................(38.26%)

Since inception..................................................(32.25%)

(6/30/00)

.....................................................................Class C Shares

One year........................................................(35.66%)

Since inception ...............................................(30.09%)

(6/30/00)

.....................................................................Class I Shares

One year........................................................(34.12%)

Since inception ...............................................(29.09%)

(6/30/00)

of the technology stock bubble caused a sudden and severe bear market for growth stocks, with technology names suffering the most. In the Calvert Social Index and the Fund, the technology holdings were off 65% for the 12-month period. But, technology was not the only problem sector in the market. With the exception of the Consumer Staples and Materials and Processing sectors, all sectors in the index produced negative returns for the year.

The Federal Reserve reacted to this slowing by lowering short-term interest rates, starting in January. Their aggressive easing campaign continued throughout the balance of the Fund's fiscal year, most recently with two additional rate cuts coming after the attacks on the World Trade Center and the Pentagon. In the spring, investors became convinced that the bottoms had been reached and the Fed's actions would result in a sharp recovery of the economy in the later half of 2001. After a strong bounce back early in the second quarter of 2001, stocks again traded off as weakness in the economy persisted. The terrorist attacks further deepened the pessimistic view of prospects for markets and the economy.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison.

What is your outlook?

Even before the end of the current period, stock markets in the U.S. and abroad have started to make significant strides towards recovering from their inital losses following the attacks of September 11. While the disruption to the economy from the attacks will have a negative impact in the near term, a combination of monitary and fiscal stimulus should keep toward an economic recovery. The major risks are that consumers may retreat, providing a further hit on the economy after a drop in capital spending. Additionally, we expect that investors and consumers will remain somewhat anxious from the uncertainty relating to the effects of the U.S. response to the terrorist attacks. We find great hope for investors in the fact that markets usually rally six to nine months before the economic recovery takes hold and that periods of weakness in stock prices are often followed up by strong recoveries. Finally, we believe that it is when stocks appear under the greatest pressure that the best opportunities arise and that bear markets create the potential for greater gains in the future.

October 26, 2001

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

...................................................................................................Calvert................................................Calvert ....................................................................................................Social..................................................Social ................................................................................................Index Fund.............................................Index

Number of Stocks............................................................................625.....................................................627

Median Market

Capitalization ($bil).....................................................................38.45..................................................38.45

(by portfolio weight)

Price/Earnings

Ratio..........................................................................................27.93.................................................27.91

Earnings Per Share

Growth.....................................................................................23.56%................................................23.59%

Yield..........................................................................................1.08%................................................1.08%

(return on

capital investment)

Volatility Measures

...................................................................................................Calvert................................................Calvert ....................................................................................................Social..................................................Social................................................................................................Index Fund...............................................Index

Beta1.............................................................................................1.14..................................................1.14

R-Squared2...................................................................................0.94...................................................0.94

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Report of Independent Public Accountants

To the Board of Directors of Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of Calvert Social Index Fund, (the sole series of the Calvert Social Index Series, Inc., hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from inception (June 30, 2000) through September 30, 2000, and the financial highlights for the year then ended and the period from inception (June 30, 2000) through September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Index Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from inception (June 30, 2000) through September 30, 2000, and the financial highlights for the year then ended and the period from inception (June 30, 2000) through September 30, 2000, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Statement of Net Assets

September 30, 2001

Equity Securities - 95.3%............................................................Shares...............................................Value

Advertising Agencies - 0.3%

Catalina Marketing Corp.*...............................................................270...........................................$7,560

Lamar Advertising Co.*...................................................................300.............................................9,096

Omnicom Group, Inc. ...............................................................819...........................................53,153

Valassis Communications, Inc.*........................................................237.............................................7,563

......................................................................................................................................................77,372

Air Transportation - 0.5%

Continental Airlines, Inc.*..............................................................270................................................4,050

Delta Air Lines, Inc.......................................................................544..............................................14,334

Expeditors International Washington, Inc........................................260...............................................12,311

FedEx Corp.*...........................................................................1,224..............................................44,982

Skywest, Inc................................................................................218................................................3,645

Southwest Airlines Co................................................................3,076..............................................45,648

UAL Corp....................................................................................270................................................4,930

....................................................................................................................................................129,900

Auto Parts - After Market - 0.1%

Genuine Parts Co.........................................................................761...............................................24,246

Auto Parts - Original Equipment - 0.0%

Visteon Corp...............................................................................579.................................................7,382

Auto Trucks & Parts - 0.0%

Gentex Corp.*.............................................................................328.................................................7,836

Banks - New York City - 1.7%

Bank of New York Co., Inc.........................................................3,275..............................................114,625

JP Morgan Chase & Co.......................................................8,782..............................................299,905

.....................................................................................................................................................414,530

Banks - Outside New York City - 10.9%

Amsouth BanCorp......................................................................1,638..................................................29,599

Associated Banc-Corp...................................................................300..................................................10,167

BancorpSouth, Inc.........................................................................347....................................................5,344

BancWest Corp.............................................................................235.....................................................8,208

Bank of America Corp................................................................7,107.................................................415,049

Bank One Corp..........................................................................5,112.................................................160,875

Banknorth Group, Inc....................................................................609...................................................13,593

BB&T Corp........................................................................1,876....................................................68,380

City National Corp........................................................................200......................................................8,630

Colonial Bancgroup, Inc.................................................................500.....................................................6,400

Comerica, Inc...............................................................................784...................................................43,434

Commerce Bancorp, Inc................................................................142.....................................................9,656

Commerce Bancshares, Inc............................................................280...................................................10,534

Compass Bancshares, Inc..............................................................566...................................................14,733

Cullen/Frost Bankers, Inc...............................................................260....................................................7,007

Fifth Third Bancorp....................................................................2,149................................................132,120

First Midwest Bancorp., Inc............................................................166....................................................5,607

First Tennessee National Corp........................................................568..................................................21,016

Equity Securities - Cont'd...........................................................Shares................................................Value

Banks - Outside New York City - Cont'd

First Virginia Banks, Inc..................................................................200.................................................$9,160

FirstMerit Corp..............................................................................400...................................................9,388

FleetBoston Financial Corp...........................................................4,786...............................................175,885

Fulton Financial Corp......................................................................365...................................................8,158

Hibernia Corp................................................................................703................................................11,494

Hudson United Bancorp..................................................................208..................................................5,770

Huntington Bancshares, Inc..........................................................1,110................................................19,214

Investors Financial Services Corp.....................................................140..................................................8,070

KeyCorp Ltd..............................................................................1,884.................................................45,480

M&T Bank Corp.....................................................................437.................................................32,338

Marshall & Ilsley Corp............................................................400.................................................22,676

Mellon Financial Corp.................................................................2,111.................................................68,249

Mercantile Bankshares Corp..........................................................309.................................................12,267

National City Corp.....................................................................2,281..................................................68,316

National Commerce Financial Corp................................................908..................................................23,699

North Fork Bancorp., Inc..............................................................716...................................................21,294

Northern Trust Corp....................................................................923...................................................48,439

Old National Bancorp..................................................................280.....................................................7,280

Pacific Century Financial Corp......................................................400....................................................9,348

PNC Financial Services Group, Inc..............................................1,281...................................................73,337

Popular, Inc...............................................................................515...................................................16,068

Regions Financial Corp.............................................................1,006....................................................29,033

Silicon Valley Bancshares*............................................................250.....................................................5,050

Sky Financial Group, Inc...............................................................330.....................................................6,567

SouthTrust Corp.......................................................................1,509...................................................38,434

State Street Corp......................................................................1,442..................................................65,611

Suntrust Banks, Inc...................................................................1,114...................................................74,192

Synovus Financial Corp..............................................................1,010...................................................27,876

TCF Financial Corp.......................................................................329..................................................15,154

Trustmark Corp...........................................................................300....................................................6,714

Union Planters Corp......................................................................606...................................................25,997

US Bancorp...............................................................................8,661................................................192,101

Valley National Bancorp................................................................345..................................................10,264

Wachovia Corp..........................................................................6,192................................................191,952

Wells Fargo & Co................................................................7,561................................................336,086

Westamerica Bancorporation.........................................................158.....................................................5,696

Wilmington Trust Corp..................................................................143.....................................................7,894

Zions Bancorp..............................................................................408...................................................21,893

......................................................................................................................................................2,726,796

Biotechnology Research & Production - 2.3%

Abgenix, Inc.*...............................................................................380...................................................8,626

Amgen, Inc.*..............................................................................4,607...............................................270,753

Aviron*.........................................................................................135...................................................3,360

Biogen, Inc.*.................................................................................657..................................................36,516

Celera Genomics Group - Applera Corp.*.......................................300....................................................7,230

Cephalon, Inc.*.............................................................................250..................................................12,470

Chiron Corp.*...............................................................................487..................................................21,608

COR Therapeutics, Inc.*................................................................246....................................................5,567

Enzon, Inc.*.................................................................................200..................................................10,200

Genentech, Inc.*...........................................................................967..................................................42,548

Genzyme Corp - General Division*................................................880...................................................39,970

Icos Corp.*..................................................................................200....................................................9,842

Equity Securities - Cont'd..........................................................Shares................................................Value

Biotechnology Research & Production - Cont'd

Idec Pharmaceuticals Corp.*........................................................660................................................$32,716

ImClone Systems*.......................................................................300..................................................16,965

Incyte Genomics, Inc.*.................................................................300....................................................4,098

Invitrogen Corp.*........................................................................215..................................................14,139

Millennium Pharmaceuticals, Inc.*.................................................874.................................................15,522

OSI Pharmaceuticals, Inc.*...........................................................153....................................................4,973

Protein Design Labs, Inc.*............................................................200....................................................9,446

Quintiles Transnational Corp.*......................................................502....................................................7,329

.......................................................................................................................................................573,878

Building - Air Conditioning - 0.0%

York International Corp................................................................170....................................................4,869

Building Materials - 0.2%

Masco Corp.............................................................................2,018................................................41,248

Cable Television Services - 0.2%

Charter Communications, Inc.*..................................................1,301..................................................16,106

Echostar Communications Corp.*.................................................914..................................................21,269

Insight Communications, Inc.*......................................................221....................................................4,067

........................................................................................................................................................41,442

Chemicals - 0.3%

Cabot Microelectronics Corp.*.....................................................105.....................................................5,073

Ecolab, Inc.................................................................................485..................................................17,620

Praxair, Inc................................................................................710...................................................29,820

Sigma-Aldrich Corp....................................................................360...................................................16,272

.........................................................................................................................................................68,785

Communications & Media - 2.5%

AOL Time Warner, Inc.*.........................................................18,842.................................................623,670

Communications Technology - 3.4%

3Com Corp.*.........................................................................1,505.....................................................5,644

ADC Telecommunications, Inc.*...............................................3,457..................................................12,065

Advanced Fibre Communications*..............................................357.....................................................5,216

Avaya, Inc.*..........................................................................1,125..................................................11,137

Black Box Corp.*........................................................................87.....................................................3,661

Brocade Communications Systems, Inc.*.....................................999..................................................14,016

CIENA Corp.*........................................................................1,444..................................................14,859

Cisco Systems, Inc.*.............................................................32,187................................................392,038

Clarent Corp.*.........................................................................100..........................................................50

Commscope, Inc.*....................................................................200....................................................3,574

CSG Systems International, Inc.* ..........................................200.....................................................8,200

Enterasys Networks, Inc.*..........................................................765....................................................4,934

Extreme Networks, Inc.*............................................................501....................................................3,462

Finisar Corp.*...........................................................................624....................................................2,471

Foundry Networks, Inc.*............................................................432....................................................2,614

Inktomi Corp.*.........................................................................564.....................................................1,545

JDS Uniphase Corp.*..............................................................5,770...................................................36,466

Juniper Networks, Inc.*..........................................................1,222..................................................11,853

Lucent Technologies, Inc......................................................15,056..................................................86,271

Metromedia Fiber Network, Inc.*............................................1,989.......................................................676

Equity Securities - Cont'd...........................................................Shares...............................................Value

Communications Technology - Cont'd

NCR Corp.*.............................................................................424................................................$12,572

Oni Systems Corp.*..................................................................558....................................................2,249

Qualcomm, Inc.*...................................................................3,333.................................................158,451

Redback Networks, Inc.*..........................................................684........................................................992

Scientific-Atlanta, Inc................................................................692..................................................12,145

Sonus Networks, Inc.*..............................................................846....................................................2,538

Sycamore Networks, Inc.*.........................................................821.....................................................2,857

Symbol Technologies, Inc.......................................................1,002..................................................10,511

Tekelec*.................................................................................170.....................................................2,239

Tellabs, Inc.*........................................................................1,645...................................................16,252

Tibco Software, Inc.*................................................................288.....................................................2,114

UTStarcom, Inc.*......................................................................245.....................................................3,981

.....................................................................................................................................................847,653

Computer Services, Software & Systems - 7.1%

Acxiom Corp.*........................................................................395.....................................................3,713

Adobe Systems, Inc..............................................................1,064..................................................25,515

Amdocs Ltd.*.........................................................................718...................................................19,135

American Management Systems, Inc.*.......................................150....................................................1,801

Ariba, Inc.*..........................................................................1,057....................................................1,966

Ascential Software Corp.*......................................................1,277....................................................4,214

Autodesk, Inc..........................................................................200....................................................6,412

BEA Systems, Inc.*................................................................1,742..................................................16,706

BMC Software, Inc.*..............................................................1,078..................................................13,691

BroadVision, Inc.*....................................................................980.......................................................892

Cadence Design Systems, Inc.*..............................................1,100..................................................18,315

Ceridian Corp.*.......................................................................644....................................................9,338

Check Point Software Technologies *.........................................798..................................................17,572

Citrix Systems, Inc.*.................................................................822..................................................16,276

Computer Associates International, Inc...................................2,019..................................................51,969

Compuware Corp.*..............................................................1,627..................................................13,553

Electronics for Imaging*...........................................................200.....................................................3,256

I2 Technologies, Inc.* ....................................................1,271.....................................................4,372

Informatica Corp.*..................................................................302....................................................1,193

Internet Security Systems*.......................................................174...................................................1,585

Interwoven, Inc.*....................................................................454....................................................1,752

Intuit, Inc.*.............................................................................839..................................................30,036

JD Edwards & Co.*..........................................................333....................................................2,371

Legato Systems, Inc.* .......................................................393.....................................................2,154

Macromedia, Inc.*..................................................................220....................................................2,664

Macrovision Corp.*.................................................................200....................................................5,682

Manugistics Group, Inc.*.........................................................251.....................................................1,461

Mentor Graphics Corp.*..........................................................283....................................................3,900

Mercury Interactive Corp.*......................................................365....................................................6,950

Micromuse, Inc.*....................................................................323....................................................1,835

Microsoft Corp.*...............................................................20,363.............................................1,041,975

National Instruments Corp.*...................................................100....................................................2,617

NETIQ Corp.*........................................................................232.....................................................5,283

Novell, Inc.*.......................................................................1,593....................................................5,830

Openwave Systems, Inc.*.......................................................748....................................................9,537

Oracle Corp.*..................................................................18,900................................................237,762

Parametric Technology Corp.*.............................................1,169....................................................6,067

Peoplesoft, Inc.*.................................................................1,145...................................................20,656

Equity Securities - Cont'd...........................................................Shares...............................................Value

Computer Services, Software & Systems - Cont'd

Peregrine Systems, Inc.*.......................................................843.................................................$10,647

QLogic Corp.*......................................................................408....................................................7,752

Rational Software Corp.*.......................................................893.....................................................7,733

RealNetworks, Inc.*..............................................................468.....................................................2,274

Retek, Inc.*..........................................................................224....................................................2,827

Reynolds & Reynolds Co................................................317...................................................7,386

Sabre Holdings Corp.*..........................................................583..................................................15,589

Siebel Systems, Inc.*..........................................................1,796..................................................23,366

Sybase, Inc.*.........................................................................451....................................................4,194

Symantec Corp.*...................................................................300..................................................10,401

VeriSign, Inc.*.......................................................................810..................................................33,939

Veritas Software Corp.*......................................................1,758...................................................32,418

Vignette Corp.*..................................................................1,085.....................................................3,841

Wind River Systems*..............................................................303....................................................3,181

...........................................................................................................................................................1,785,554

Computer Technology - 6.1%

Apple Computer, Inc.*.....................................................1,531...................................................23,746

Compaq Computer Corp..................................................7,520..................................................62,491

Corvis Corp.....................................................................1,194....................................................1,815

Dell Computer Corp.* ..............................................10,200.................................................189,006

Electronic Data Systems Corp............................................1,900................................................109,402

EMC Corp.*.....................................................................9,752................................................114,586

Emulex Corp.*....................................................................361....................................................3,433

Gateway, Inc.*....................................................................981....................................................5,346

Hewlett-Packard Co.........................................................7,231................................................116,419

Ingram Micro, Inc.*.............................................................339....................................................4,373

International Business Machines Corp................................7,711................................................711,725

Maxtor Corp......................................................................869....................................................3,102

McData Corp.*...................................................................400....................................................3,356

Network Appliance, Inc.*.................................................1,440....................................................9,792

Nvidia Corp.*....................................................................464..................................................12,746

Palm, Inc.*.....................................................................2,506....................................................3,659

Perot Systems Corp.*.........................................................296....................................................4,780

Quantum Corp. - DLT & Storage System Group*...........716....................................................5,843

RSA Security, Inc.*.............................................................234....................................................3,150

Sandisk Corp.*.................................................................282....................................................2,781

Storage Technology Corp.*................................................460....................................................5,773

Sun Microsystems, Inc.*................................................14,420................................................119,253

Synopsys, Inc.*.................................................................269...................................................10,790

Zebra Technologies Corp.*...............................................100.....................................................3,746

..........................................................................................................................................1,531,113

Consumer Electronics - 0.2%

CNET Networks, Inc.*......................................................533....................................................2,292

DoubleClick, Inc.*...........................................................556....................................................3,169

Earthlink, Inc.*................................................................540.....................................................8,224

Electronic Arts, Inc.*........................................................600..................................................27,402

Exodus Communications, Inc.*......................................1,970.......................................................315

Harman International Industries, Inc.................................142....................................................4,757

Yahoo, Inc.*................................................................1,572..................................................13,850

...............................................................................................................................................................60,009

Equity Securities - Cont'd..........................................................Shares...................................................Value

Consumer Products - 0.6%

Gillette Co..................................................................................4,235...............................................$126,203

Snap-On, Inc..................................................................................300....................................................6,699

Tupperware Corp...........................................................................260....................................................5,184

..............................................................................................................................................................138,086

Containers & Packaging - Metal & Glass - 0.0%

Aptargroup, Inc. ............................................................................157....................................................4,993

Containers & Packaging - Paper & Plastic - 0.1%

Sealed Air Corp.*..........................................................................400...................................................14,596

Cosmetics - 0.3%

Avon Products, Inc.....................................................................1,052...................................................48,655

Estee Lauder Co.'s, Inc..................................................................484..................................................16,045

................................................................................................................................................................64,700

Diversified Financial Services - 1.4%

American Express Co.................................................................5,214................................................151,519

Bisys Group, Inc.*.........................................................................300..................................................15,906

Goldman Sachs Group, Inc............................................................959..................................................68,425

Marsh & McLennan Co.'s...........................................................1,219................................................117,877 .............................................................................................................................................................353,727

Diversified Production - 0.2%

Danaher Corp.................................................................................500..................................................23,590

Dover Corp.....................................................................................898..................................................27,039

Pentair, Inc.....................................................................................250....................................................7,692

................................................................................................................................................................58,321

Drug & Grocery Store Chains - 0.9%

CVS Corp. ..................................................................................1,728...................................................57,369

Supervalu, Inc................................................................................586..................................................11,855

Walgreen Co...............................................................................4,493................................................154,694

Whole Foods Market, Inc.*...........................................................236....................................................7,413

..............................................................................................................................................................231,331

Drugs & Pharmaceuticals - 12.7%

Alkermes, Inc.*..............................................................................300....................................................5,874

Allergan, Inc..................................................................................582..................................................38,587

AmerisourceBergen Corp.*.............................................................452..................................................32,069

Barr Laboratories, Inc.*....................................................................93.....................................................7,352

Cardinal Health, Inc....................................................................1,961................................................145,016

Forest Laboratories, Inc.*..............................................................775..................................................55,908

Gilead Sciences, Inc.*....................................................................417...................................................23,423

Inhale Therapeutic Systems, Inc.*...................................................260....................................................3,458

IVAX Corp.*..................................................................................753..................................................16,694

Johnson & Johnson............................................................13,337...............................................738,870

Medarex, Inc.*.............................................................................300....................................................4,530

Medicis Pharmaceutical*...............................................................150....................................................7,497

Medimmune, Inc.*........................................................................887..................................................31,604

Merck & Co., Inc..............................................................10,201................................................679,387

Pfizer, Inc...............................................................................27,968.............................................1,121,517

Schering-Plough Corp................................................................6,469.................................................240,000

Equity Securities - Cont'd............................................................Shares..............................................Value

Drugs & Pharmaceuticals - Cont'd

Sepracor, Inc.*..............................................................................390................................................$14,001

SICOR, Inc.*..................................................................................299....................................................5,648

Vertex Pharmaceuticals, Inc.*.........................................................362....................................................6,530

...........................................................................................................................................................3,177,965

Education Services - 0.1%

Apollo Group, Inc.*.......................................................................329..................................................13,828

Career Education Corp.*.................................................................96.....................................................5,280

DeVry, Inc.*.................................................................................300...................................................10,770

................................................................................................................................................................29,878

Electrical - Household Appliances - 0.1%

Maytag Corp................................................................................360....................................................8,870

Whirlpool Corp.............................................................................300..................................................16,605

................................................................................................................................................................25,475

Electronic Equipment & Components - 0.1%

Molex, Inc....................................................................................239....................................................6,718

Molex, Inc., Class A......................................................................400....................................................9,720

Power-One, Inc.*.........................................................................297....................................................1,827

................................................................................................................................................................18,265

Electronics - 0.1%

AVX Corp......................................................................................200....................................................3,254

Sanmina Corp.*...........................................................................1,408..................................................19,121

Semtech Corp.*..............................................................................306....................................................8,684

.............................................................................................................................................................31,059

Electronics - Medical Systems - 1.0%

Affymetrix, Inc.*...........................................................................200....................................................3,210

Medtronic, Inc...........................................................................5,346................................................232,551

Varian Medical Systems, Inc.*........................................................147....................................................9,430

Visx, Inc.* .............................................................................300.....................................................3,969

..............................................................................................................................................................249,160

Electronics - Semiconductors / Components - 5.1%

Advanced Micro Devices, Inc.*.................................................1,529...................................................12,461

Agere Systems, Inc.*...............................................................3,216..................................................13,282

Alpha Industries*.......................................................................160....................................................3,099

Altera Corp.*..........................................................................1,719...................................................28,157

Amkor Technology, Inc.*.............................................................371....................................................3,903

Analog Devices, Inc.* ........................................................1,591...................................................52,026

Applied Micro Circuits Corp.*...................................................1,320....................................................9,227

Arrow Electronics, Inc.*...............................................................434....................................................9,053

Atmel Corp.*...........................................................................1,914..................................................12,786

Avnet, Inc. ...........................................................................518....................................................9,422

Broadcom Corp.*........................................................................801..................................................16,260

Cirrus Logic, Inc.*........................................................................299....................................................2,219

Conexant Systems, Inc.*............................................................1,116....................................................9,263

Cree, Inc.* ...........................................................................322.....................................................4,759

Fairchild Semiconductor International, Inc.*....................................440....................................................7,062

Integrated Device Technology, Inc.*..............................................473....................................................9,517

Intel Corp..............................................................................29,770................................................608,499

Equity Securities - Cont'd...........................................................Shares...............................................Value

Electronics - Semiconductors / Components - Cont'd

Jabil Circuit, Inc.*.........................................................................691.................................................$12,369

Lattice Semiconductor Corp.*.......................................................475....................................................7,457

Linear Technology Corp.............................................................1,401..................................................45,953

LSI Logic Corp.*........................................................................1,600..................................................18,800

Marvell Technology Group Ltd*.....................................................287....................................................4,118

Maxim Integrated Products, Inc.*..............................................1,448...................................................50,593

Micrel, Inc.*...............................................................................299.....................................................5,962

Micron Technology, Inc.*..........................................................2,373...................................................44,684

PMC - Sierra, Inc.*.....................................................................726....................................................7,456

Rambus, Inc.*............................................................................417....................................................3,069

RF Micro Devices, Inc.*...............................................................618..................................................10,259

SCI Systems, Inc.*.......................................................................645...................................................11,610

Texas Instruments, Inc.............................................................7,675................................................191,722

Transmeta Corp.*......................................................................447.......................................................630

Triquint Semiconductor, Inc.*......................................................527....................................................8,427

Vitesse Semiconductor Corp.*.....................................................843.....................................................6,533

Xilinx, Inc.*.............................................................................1,460..................................................34,354 ...........................................................................................................................................................1,274,991

Electronics - Technology - 0.2%

Coherent, Inc.*...........................................................................100....................................................2,840

Sensormatic Electronics Corp.*.....................................................351....................................................8,276

Solectron Corp.*......................................................................2,898..................................................33,762

Titan Corp.*...............................................................................283....................................................5,547

................................................................................................................................................................50,425

Energy Equipment - 0.0%

Capstone Turbine Corp.*............................................................277....................................................1,673

Energy Miscellaneous - 0.1%

Calpine Corp.*.......................................................................1,349..................................................30,771

Veritas DGC, Inc.*.....................................................................129....................................................1,438

.......................................................................................................................................................32,209

Engineering & Contracting Services - 0.0%

Jacobs Engineering Group, Inc.*.................................................103....................................................6,427

Finance - Small Loan - 0.3%

AmeriCredit Corp.*...................................................................400..................................................12,648

USA Education, Inc....................................................................710..................................................58,866

................................................................................................................................................................71,514

Finance Companies - 0.2%

Capital One Financial Corp........................................................922.................................................42,440

Financial Data Processing Services - 1.8%

Advent Software, Inc.*..............................................................140....................................................5,271

Affiliated Computer Services, Inc.*.............................................200..................................................16,282

Automatic Data Processing, Inc...............................................2,761.................................................129,877

Checkfree Corp.*.....................................................................370....................................................6,279

Concord EFS, Inc.*.................................................................1,113...................................................54,481

Deluxe Corp............................................................................299..................................................10,328

Equity Securities - Cont'd...........................................................Shares...............................................Value

Financial Data Processing Services - Cont'd

DST Systems, Inc.*...................................................................325.................................................$14,056

First Data Corp......................................................................1,747.................................................101,780

Fiserv, Inc.*..............................................................................823..................................................28,147

Jack Henry & Associates.....................................................322....................................................7,306

Paychex, Inc..........................................................................1,464..................................................46,131

Sungard Data Systems, Inc.*...................................................1,233.................................................28,815

Total System Services, Inc..........................................................165....................................................4,087

..............................................................................................................................................................452,840

Financial Information Services - 0.2%

Dow Jones & Co., Inc.........................................................190....................................................8,632

Dun & Bradstreet Corp.*....................................................302....................................................8,456

Homestore.com, Inc.* ........................................................384.....................................................2,937

Moody's Corp...........................................................................592...................................................21,904

................................................................................................................................................................41,929

Financial Miscellaneous - 3.4%

AMBAC Financial Group, Inc......................................................500...................................................27,355

Fannie Mae...........................................................................4,509.................................................360,990

Fidelity National Financial, Inc....................................................357....................................................9,600

Freddie Mac.........................................................................3,082................................................200,330

H & R Block, Inc...............................................................808..................................................31,156

MBIA, Inc................................................................................653..................................................32,650

MBNA Corp..........................................................................3,331................................................100,896

Metris Co.'s, Inc......................................................................300....................................................7,425

MGIC Investment Corp.............................................................432..................................................28,227

Nationwide Financial Services...................................................100....................................................3,718

Providian Financial Corp.......................................................1,264..................................................25,470

Radian Group, Inc..................................................................410..................................................15,785

..................................................................................................................................................843,602

Foods - 1.4%

General Mills, Inc...............................................................1,256..................................................57,148

H.J. Heinz Co....................................................................1,538..................................................64,827

Hershey Foods Corp.............................................................417.................................................27,259

Kellogg Co........................................................................1,035..................................................31,050

McCormick & Co., Inc....................................................300..................................................13,740

Ralston Purina Group........................................................1,369...................................................44,903

Sysco Corp.......................................................................2,989..................................................76,339

Tootsie Roll Industries, Inc....................................................103....................................................3,941

William Wrigley Jr. Co............................................................637..................................................32,678

................................................................................................................................................351,885

Health & Personal Care - 0.4%

Apria Healthcare Group, Inc.*...............................................237.....................................................6,138

Express Scripts, Inc.*...........................................................272...................................................15,096

Lincare Holdings, Inc.*.........................................................520...................................................13,816

McKesson Corp................................................................1,174..................................................44,366

Omnicare, Inc......................................................................412.....................................................8,994

...................................................................................................................................................88,410

Equity Securities - Cont'd...........................................................Shares..............................................Value

Health Care Facilities - 0.5%

DaVita, Inc.*..............................................................................367...................................................$7,468

Health Management Associates, Inc.*........................................1,078..................................................22,379

Healthsouth Corp.*..................................................................1,709..................................................27,788

Laboratory Corp. of America Holdings *.......................................208..................................................16,817

LifePoint Hospitals, Inc.*.............................................................157....................................................6,908

Pharmaceutical Product Development, Inc.*..................................202....................................................5,917

Quest Diagnostics, Inc.*..............................................................296..................................................18,263

Renal Care Group, Inc.*..............................................................214....................................................6,585

..............................................................................................................................................................112,125

Health Care Management Services - 0.7%

AdvancePCS*.............................................................................139....................................................9,977

Caremark Rx, Inc.*..................................................................1,021..................................................17,030

Cerner Corp.*............................................................................122.....................................................6,039

Community Health Systems, Inc.*.................................................381..................................................11,331

First Health Group Corp.*...........................................................396..................................................11,635

Health Net, Inc.*........................................................................541..................................................10,398

IMS Health, Inc........................................................................1,299...................................................32,540

Orthodontic Centers of America, Inc.*..........................................183.....................................................4,511

Oxford Health Plans*..................................................................436...................................................12,382

Trigon Healthcare, Inc.*..............................................................200..................................................13,100

Universal Health Services*...........................................................260..................................................12,688

WebMD Corp.*.......................................................................1,294..................................................5,513

Wellpoint Health Networks*........................................................300...................................................32,745

.......................................................................................................................................................179,889

Home Building - 0.1%

DR Horton, Inc..........................................................................294...................................................6,133

Pulte Homes, Inc.......................................................................213...................................................6,528

......................................................................................................................................................12,661

Hotel / Motel - 0.0%

Extended Stay America, Inc.*.....................................................410.....................................................5,933

Household Equipment & Products - 0.1%

Black & Decker Corp.........................................................400.....................................................12,480

Stanley Works..........................................................................400.....................................................14,620

.........................................................................................................................................................27,100

Household Furnishings - 0.1%

Ethan Allen Interiors, Inc...........................................................166.....................................................4,565

Furniture Brands International, Inc.*...........................................222...................................................4,325

Newell Rubbermaid, Inc........................................................1,179...................................................26,775

.......................................................................................................................................................35,665

Equity Securities - Cont'd Shares Value

Identified Control & Filter Devices - 0.3%

American Power Conversion* 784 $9,157

Flowserve Corp.* 167 3,298

Hubbell, Inc. 250 7,290

Pall Corp. 542 10,542

Parker Hannifin Corp. 515 17,665

Roper Industries, Inc. 136 4,895

Waters Corp.* 577 20,639

73,486

Insurance - Life - 0.2%

Jefferson-Pilot Corp. 684 30,424

Mony Group, Inc. 216 7,154

37,578

Insurance - Multi-Line - 5.4%

Aflac, Inc. 2,347 63,369

Allmerica Financial Corp. 270 12,110

American International Group 11,530 899,340

American National Insurance Co. 100 8,100

AON Corp. 1,017 42,714

Arthur J. Gallagher & Co. 400 13,540

Cigna Corp. 662 54,913

Cincinnati Financial Corp. 712 29,633

Hartford Financial Services, Inc. 1,048 61,560

Lincoln National Corp. 831 38,750

PartnerRe Ltd. 136 6,406

Protective Life Corp. 300 8,700

Safeco Corp. 565 17,136

St. Paul Co.'s, Inc. 924 38,087

Torchmark Corp. 600 23,400

Unitrin, Inc. 250 9,555

UnumProvident Corp. 958 24,189

1,351,502

Insurance - Property & Casualty - 0.6%

Chubb Corp. 773 55,200

Erie Indemnity Co. 300 11,865

Everest Re Group, Ltd. 200 12,940

HCC Insurance Holdings, Inc. 244 6,417

Mercury General Corp. 100 3,970

PMI Group, Inc. (The) 200 12,478

Progressive Corp. 300 40,170

RenaissanceRe Holdings Ltd. 75 6,668

Transatlantic Holdings, Inc. 100 8,446

158,154

Investment Management Companies - 0.4%

Affiliated Managers Group, Inc.* 98 5,567

Allied Capital Corp. 404 9,191

Eaton Vance Corp. 300 9,405

Federated Investors, Inc. 431 12,758

Neuberger Berman, Inc. 254 8,859

SEI Investments Co. 400 12,800

Equity Securities - Cont'd Shares Value

Investment Management Companies - Cont'd

Stilwell Financial, Inc. 970 $18,915

T. Rowe Price Associates 543 15,910

Waddell & Reed Financial, Inc. 400 10,400

WP Stewart & Co. Ltd. 117 2,269

106,074

Leisure Time - 0.0%

Callaway Golf Co. 400 5,120

Machinery - Agricultural - 0.2%

Deere & Co. 1,038 39,039

Machinery - Engines - 0.0%

Cummins, Inc. 200 6,600

Machinery - Oil Well Equipment & Services - 0.1%

Cooper Cameron Corp.* 270 8,856

Hanover Compressor Co.* 211 4,566

Key Energy Services, Inc.* 446 2,836

Patterson-UTI Energy, Inc.* 335 4,141

Smith International, Inc.* 260 9,464

29,863

Manufactured Housing - 0.0%

Clayton Homes, Inc. 440 5,368

Medical & Dental Instruments & Supplies - 1.2%

Beckman Coulter, Inc. 300 13,275

Becton Dickinson & Co. 1,135 41,995

Biomet, Inc. 1,186 34,690

Boston Scientific Corp.* 1,272 26,076

Cytyc Corp.* 507 13,593

Dentsply International, Inc. 200 9,188

Edwards Lifesciences Corp.* 260 5,824

Guidant Corp.* 1,357 52,245

Henry Schein, Inc.* 187 7,218

Invacare Corp. 130 5,265

Patterson Dental Co.* 300 11,058

Resmed, Inc.* 120 6,096

St. Jude Medical, Inc.* 400 27,380

Stryker Corp. 662 35,020

Techne Corp.* 200 5,886

294,809

Metal Fabricating - 0.0%

Grant Prideco, Inc.* 480 2,923

Miscellaneous Business & Consumer Discretionary - 0.1%

E.W. Scripps Co. 300 18,273

Miscellaneous Equipment - 0.1%

W.W. Grainger, Inc. 339 13,170

Equity Securities - Cont'd Shares Value

Multi-Sector Companies - 0.3%

Carlisle Co.'s, Inc. 150 $4,205

Illinois Tool Works, Inc. 1,335 72,237

Teleflex, Inc. 152 5,683

82,125

Office Furniture & Business Equipment - 0.5%

Diebold, Inc. 360 13,716

Herman Miller, Inc. 336 6,542

HON Industries 200 4,392

Lexmark International, Inc.* 572 25,574

Pitney Bowes, Inc. 1,092 41,714

Xerox Corp. 3,172 24,583

116,521

Office Supplies - 0.1%

Avery Dennison Corp. 488 23,087

Oil - Crude Producers - 0.1%

Chesapeake Energy Corp.* 645 3,644

EOG Resources, Inc. ...................................500..........................14,465

Mitchell Energy & Development Corp. 97 .........................4,862

Pioneer Natural Resources Co.* ................410...............................5,834

XTO Energy, Inc. .....................................515............................... 7,184

.................................................................................................35,989

Production Technology Equipment - 0.9%

Agilent Technologies, Inc.* 1,847 36,109

Applied Materials, Inc.* 3,583 101,901

Axcelis Technologies, Inc.* 429 4,054

Cognex Corp.* 200 3,924

Credence Systems Corp.* 300 3,615

Cymer, Inc.* 150 2,512

Kla-Tencor Corp.* 816 25,769

Lam Research Corp.* 600 10,170

LTX Corp.* 200 2,722

Novellus Systems, Inc.* 630 17,993

Teradyne, Inc.* 772 15,054

Varian Semiconductor Equipment, Inc.* 142 3,671

227,494

Publishing - Miscellaneous - 0.3%

John Wiley & Sons, Inc., Class A 250 5,220

McGraw-Hill Co.'s, Inc. 862 50,168

Meredith Corp. 132 4,241

Primedia, Inc.* 947 2,226

R.R. Donnelley & Sons Co. 519 14,039

Scholastic Corp.* 134 5,829

81,723

Publishing - Newspapers - 0.2%

Belo Corp. 401 6,432

Media General, Inc. 100 4,336

New York Times Co. 585 22,833

Equity Securities - Cont'd Shares Value

Publishing - Newspapers - Cont'd

Washington Post 18 $9,356

42,957

Radio & Television Broadcasters - 0.2%

COX Radio, Inc.* 200 4,034

Entercom Communications Corp.* 160 5,440

Hispanic Broadcasting Corp.* 300 4,830

Univision Communications, Inc.* 610 14,000

USA Networks, Inc.* 726 13,053

41,357

Real Estate - 0.0%

Catellus Development Corp.* 400 6,992

Recreational Vehicles & Boats - 0.2%

Harley-Davidson, Inc. 1,340 54,270

Rental & Leasing Services - Commercial - 0.0%

United Rentals, Inc.* 200 3,468

Restaurants - 0.3%

Brinker International, Inc.* 441 10,416

CEC Entertainment, Inc.* 124 4,228

Darden Restaurants, Inc. 522 13,703

Krispy Kreme Doughnuts, Inc.* 200 5,920

Outback Steakhouse, Inc.* 350 8,963

Starbucks Corp.* 1,675 25,025

68,255

Retail - 4.2%

Amazon.Com, Inc.* 1,049 6,263

Barnes & Noble, Inc.* 250 9,025

Bed Bath & Beyond, Inc.* 1,277 32,512

Best Buy Co., Inc.* 749 34,042

BJ's Wholesale Club, Inc.* 370 17,616

Borders Group, Inc.* 400 7,660

CDW Computer Centers, Inc.* 260 9,407

Costco Wholesale Corp.* 1,982 70,480

Dollar General Corp. 1,169 13,677

Dollar Tree Stores, Inc.* 496 9,300

Family Dollar Stores, Inc. 715 19,677

Fastenal Co. 170 9,687

Gap, Inc. (The) 2,740 32,743

Home Depot, Inc. 10,268 393,983

J.C. Penney Co., Inc. 1,157 25,338

Kohls Corp.* 1,114 53,472

Lowe's Co.'s, Inc. 3,068 97,102

Nordstrom, Inc. 445 6,430

Office Depot, Inc.* 1,316 17,898

O'Reilly Automotive, Inc.* 213 6,102

Ross Stores, Inc. 400 11,700

Saks, Inc.* 626 3,130

Staples, Inc.* 2,004 26,753

Equity Securities - Cont'd Shares Value

Retail - Cont'd

Target Corp. 3,962 $125,794

Ticketmaster* 400 4,140

Williams-Sonoma, Inc.* 200 4,762

1,048,693

Savings & Loans - 1.2%

Astoria Financial Corp. 250 14,815

Commercial Federal Corp. 221 5,364

Dime Bancorp., Inc. 519 20,407

Golden State Bancorp., Inc. 509 15,474

Golden West Financial Corp. 598 34,744

Greenpoint Financial Corp. 400 14,040

New York Community Bancorp, Inc. 396 9,191

Sovereign Bancorp., Inc. 1,092 10,374

Washington Federal, Inc. 254 6,363

Washington Mutual, Inc. 3,882 149,379

Webster Financial Corp. 216 7,119

287,270

Scientific Equipment & Supplies - 0.1%

Apogent Technologies, Inc.* 500 11,950

Applied Biosystems Group - Applera Corp. 933 22,765

34,715

Securities Brokers & Services - 0.5%

A.G. Edwards, Inc. 400 14,044

Charles Schwab Corp. 4,658 53,567

E*trade Group, Inc.* 1,191 7,205

First American Corp. 259 5,245

Franklin Resources, Inc. 657 22,778

Investment Technology Group, Inc.* 139 7,713

Knight Trading Group, Inc.* 480 3,701

LaBranche & Co., Inc.* 218 4,840

Legg Mason, Inc. 300 11,928

131,021

Services - Commercial - 0.6%

Choicepoint, Inc.* 275 11,451

Convergys Corp.* 695 19,286

Corporate Executive Board Co.* 152 3,964

eBay, Inc.* 716 32,757

Getty Images, Inc.* 200 2,206

Iron Mountain, Inc.* 246 10,197

KPMG Consulting, Inc.* 556 6,010

Manpower, Inc. 335 8,821

Pennzoil - Quaker State Co. 347 3,879

Pittston Brink's Group 229 4,145

Robert Half International, Inc.* 776 15,528

TMP Worldwide, Inc.* 400 11,356

Viad Corp. 389 7,461

137,061

Equity Securities - Cont'd Shares Value

Shoes - 0.0%

Reebok International, Ltd.* 237 $4,906

Soaps & Household Chemicals - 0.6%

Colgate-Palmolive Co. 2,482 144,577

Dial Corp. (The) 420 6,951

151,528

Steel - 0.0%

Harsco Corp. 200 5,552

Telecommunications Equipment - 0.1%

American Tower Corp., Class A* 756 10,501

Andrew Corp.* 400 7,272

Crown Castle International Corp.* 802 7,218

Polycom, Inc.* 400 9,748

34,739

Textiles and Apparel Manufacturers - 0.0%

Liz Claiborne, Inc. 270 10,179

Transportation Miscellaneous - 0.3%

CH Robinson Worldwide, Inc. 347 10,049

United Parcel Service, Inc. 1,374 71,421

81,470

Truckers - 0.0%

CNF, Inc. 250 5,708

Utilities - Cable Television & Radio - 0.8%

Adelphia Communications* 419 9,302

Cablevision Systems Corp.* 400 16,376

Cablevision Systems Corp - Rainbow Media Group* 293 5,933

Comcast Corp.* 4,017 144,090

COX Communications, Inc.* 855 35,696

211,397

Utilities - Electrical - 0.2%

AES Corp.* 2,037 26,114

IDACORP, Inc. 200 7,152

Orion Power Holdings, Inc.* 306 7,803

Puget Energy, Inc. 400 8,596

Sierra Pacific Resources 438 6,614

56,279

Utilities - Gas Distribution - 0.3%

AGL Resources, Inc. 220 4,393

KeySpan Corp. 607 20,177

Kinder Morgan, Inc. 400 19,684

Nicor, Inc. 200 7,750

Peoples Energy Corp. 157 6,242

Piedmont Natural Gas Co., Inc. 141 4,391

Questar Corp. 356 7,184

69,821

Equity Securities - Cont'd Shares Value

Utilities - Gas Pipelines - 0.4%

Enron Corp. 3,269 $89,015

Equitable Resources, Inc. 289 8,673

97,688

Utilities - Miscellaneous - 0.1%

MDU Resources Group, Inc. 300 7,011

Vectren Corp. 300 6,717

13,728

Utilities - Telecommunications - 6.1%

Allegiance Telecom, Inc.* 467 1,406

Alltel Corp. 1,311 75,972

AT&T Wireless Services, Inc.* 11,192 167,208

Bellsouth Corp. 8,283 344,159

Broadwing, Inc.* 914 14,697

CenturyTel, Inc. 584 19,564

Citizens Communications Co.* 1,293 12,154

Global Crossing, Ltd.* 4,023 7,241

McLeod USA, Inc.* 2,059 1,585

Nextel Communications, Inc.* 2,947 25,462

Nextel Partners, Inc.* 672 4,523

NTL, Inc.* 631 1,956

Qwest Communications International, Inc. 6,005 100,284

SBC Communications, Inc. 14,944 704,161

TeleCorp. PCS, Inc.* 600 6,630

Telephone & Data Systems, Inc. 260 24,518

Time Warner Telecom, Inc.* 214 1,552

Triton PCS Holdings, Inc.* 165 6,270

Western Wireless Corp.* 300 10,134

1,529,476

Utilities - Water - 0.1%

American Water Works, Inc. 396 15,642

Wholesalers - 0.0%

Tech Data Corp.* 260 9,854

Total Equity Securities (Cost $33,026,745) 23,858,481

U. S. Treasury Obligations - 0.8% Par Value

U.S. Treasury Bills, 3.52%, 2/28/02^ $200,000 197,067

Total U.S. Treasury Obligations (Cost $197,067) 197,067

U.S. Government Agencies

and Instrumentalities - 2.8% Par Value Value

Federal Home Loan Bank Discount Notes, 3.00%, 10/1/01 $700,000 $700,000

Total U.S. Government Agencies and Instrumentalities (Cost $700,000) 700,000

TOTAL INVESTMENTS (Cost $33,923,812) - 98.9% 24,755,548

Other assets and liabilities, net - 1.1% 285,002

Net Assets - 100% $25,040,550

Underlying Unrealized # of Expiration Face Amount Appreciation Initial

Futures Contracts Date at Value (Depreciation) Margin

Purchased:

S&P 500 Index 4 12/01 $1,043,700 $13,424 $72,000^

NASDAQ 100 Index 1 12/01 117,500 (1,231) 18,000^

Net Assets Consist Of:

Paid-in capital applicable to the following shares of common stock,

250,000,000 shares of $0.01 par value authorized for Class A, Class B,

Class C and Class I combined:

Class A: 1,923,203 shares outstanding $22,323,086

Class B: 89,593 shares outstanding 1,087,869

Class C: 137,513 shares outstanding 1,662,491

Class I: 436,625 shares outstanding 10,731,497

Undistributed net investment income 79,094

Accumulated net realized gain (loss) on investments (1,687,416)

Net unrealized appreciation (depreciation) on investments (9,156,071)

Net Assets $25,040,550

Net Asset Value Per Share

Class A (based on net assets of $18,613,747) $9.68

Class B (based on net assets of $859,991) $9.60

Class C (based on net assets of $1,317,920) $9.58

Class I (based on net assets of $4,248,892) $9.73

* Non-income producing.

^ Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Year ended September 30, 2001

Net Investment Income

Investment Income:

Dividend income $220,875

Interest income 51,430

Total investment income 272,305

Expenses:

Investment advisory fee 56,376

Transfer agency fees and expenses 57,363

Distribution Plan expenses:

Class A 32,487

Class B 5,140

Class C 7,813

Directors' fees and expenses 5,883

Administrative fees 42,919

Accounting fees 14,946

Custodian fees 116,158

Registration fees 71,959

Reports to shareholders 5,993

Professional fees 6,802

Miscellaneous 5,353

Total expenses 429,192

Reimbursement from Advisor:

Class A (128,118)

Class B (19,611)

Class C (19,238)

Class I (75,570)

Fees paid indirectly (26,155)

Net expenses 160,500

Net Investment Income 111,805

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:

Investments (1,038,512)

Futures (478,947)

(1,517,459)

Change in unrealized appreciation or (depreciation) on:

Investments (9,012,766)

Futures 40,843

(8,971,923)

Net Realized and Unrealized Gain

(Loss) on Investments (10,489,382)

Increase (Decrease) in Net Assets

Resulting From Operations ($10,377,577)

See notes to financial statements.

Statements of Changes in Net Assets

From Inception,

June 30, 2000 Year Ended Through

September 30, September 30,

Increase (Decrease) in Net Assets 2001 2000

Operations:

Net investment income $111,805 $39,438

Net realized gain (loss) on investments (1,517,459) (169,957)

Change in unrealized appreciation (depreciation) (8,971,923) (184,148)

Increase (Decrease) in Net Assets

Resulting From Operations (10,377,577) (314,667)

Distributions to shareholders from:

Net investment income:

Class A shares (16,224) -

Class B shares (213) -

Class C shares (402) -

Class I shares (55,310) -

Total distributions (72,149) -

Capital share transactions:

Shares sold:

Class A shares 21,224,180 2,551,583

Class B shares 872,517 261,274

Class C shares 1,510,175 232,918

Class I shares 1,100,000 20,001,000

Reinvestment of distributions:

Class A shares 14,969 -

Class B shares 169 -

Class C shares 402 -

Class I shares 55,309 -

Shares redeemed:

Class A shares (1,448,719) (18,927)

Class B shares (26,334) (19,757)

Class C shares (81,004) -

Class I shares (10,424,812) -

Total capital share transactions 12,796,852 23,008,091

Total Increase (Decrease) in Net Assets 2,347,126 22,693,424

Net Assets

Beginning of year 22,693,424 -

End of year (including undistributed net investment

income of $79,094 and $39,438, respectively.) $25,040,550 $22,693,424

See notes to financial statements.

From Inception,

June 30, 2000 Year Ended Through

September 30, September 30,

Capital Share Activity 2001 2000

Shares sold:

Class A shares 1,876,101 168,939

Class B shares 75,684 17,395

Class C shares 128,391 15,456

Class I shares 102,108 1,333,400

Reinvestment of distributions:

Class A shares 1,211 -

Class B shares 14 -

Class C shares 33 -

Class I shares 4,468 -

Shares redeemed:

Class A shares (121,768) (1,280)

Class B shares (2,194) (1,306)

Class C Shares (6,367) -

Class I shares (1,003,351) -

Total capital share activity 1,054,330 1,532,604

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on June 30, 2000, offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Redemption Fees: A redemption fee is charged to all shareholders that redeem shares of the Fund, excluding omnibus accounts. A redemption fee of $10, not to exceed 2% of the redemption amount, will be retained by the Fund and used to lessen the impact of transaction costs on the Fund.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $5,307 was payable at year end.

The Advisor has agreed to limit annual fund operating expenses (net of expense offset arrangements) through January 31, 2002. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. For the year ended September 30, 2001, the Advisor contractually reimbursed the Fund for expenses of $242,537.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $4,227 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $5,602 was payable at year end.

The Distributor paid $565 in addition to the commissions charged on sales of the Fund's shares for the year ended September 30, 2001.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $6,879 for the year ended September 30, 2001. Under the terms of the agreement, $651 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $16,003,619 and $3,083,619, respectively.

The cost of investments owned at September 30, 2001 for federal income tax purposes was $35,496,001. Net unrealized depreciation aggregated $10,740,453, of which $1,211,069 related to appreciated securities and $11,951,522 related to depreciated securities. Net realized capital loss carryforward for federal income tax purposes of $115,227 at September 30, 2001 may be utilized to offset future capital gains until expiration in September 2009.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

Weighted Month of

Average Average Maximum Maximum

Daily Interest Amount Amount

Balance Rate Borrowed Borrowed

$3,676 4.42% $598,209 July 2001

Financial Highlights

Periods Ended

September 30, September 30,

Class A Shares 2001 2000 #

Net asset value, beginning $14.78 $15.00

Income from investment operations

Net investment income .04 -

Net realized and unrealized gain (loss) (5.10) (.22)

Total from investment operations (5.06) (.22)

Distributions from:

Net investment income (.04) -

Total distributions (.04) -

Total increase (decrease) in net asset value (5.10) (.22)

Net asset value, ending $9.68 $14.78

Total return* (34.31%) (1.47%)

Ratios to average net assets:

Net investment income .33% .06% (a)

Total expenses 1.84% 2.94% (a)

Expenses before offsets .85% 1.01% (a)

Net expenses .75% .75% (a)

Portfolio turnover 13% 10%

Net assets, ending (in thousands) $18,614 $2,478

Periods Ended

September 30, September 30,

Class B Shares 2001 2000 #

Net asset value, beginning $14.77 $15.00

Income from investment operations

Net investment income (loss) (.07) (.01)

Net realized and unrealized gain (loss) (5.09) (.22)

Total from investment operations (5.16) (.23)

Distributions from:

Net investment income (.01) -

Total distributions (.01) -

Total increase (decrease) in net asset value (5.17) (.23)

Net asset value, ending $9.60 $14.77

Total return* (34.96%) (1.53%)

Ratios to average net assets:

Net investment income (loss) (.66%) (.89%) (a)

Total expenses 5.67% 15.72% (a)

Expenses before offsets 1.85% 2.00% (a)

Net expenses 1.75% 1.75% (a)

Portfolio turnover 13% 10%

Net assets, ending (in thousands) $860 $238

Financial Highlights

Periods Ended

September 30, September 30,

Class C Shares 2001 2000 #

Net asset value, beginning $14.76 $15.00

Income from investment operations

Net investment income (loss) (.07) (.02)

Net realized and unrealized gain (loss) (5.09) (.22)

Total from investment operations (5.16) (.24)

Distributions from:

Net investment income (.02) -

Total distributions (.02) -

Total increase (decrease) in net asset value (5.18) (.24)

Net asset value, ending $9.58 $14.76

Total return* (35.01%) (1.60%)

Ratios to average net assets:

Net investment income (loss) (.67%) (.94%) (a)

Total expenses 4.32% 12.34% (a)

Expenses before offsets 1.85% 1.99% (a)

Net expenses 1.75% 1.75% (a)

Portfolio turnover 13% 10%

Net assets, ending (in thousands) $1,318 $228

Periods Ended

September 30, September 30,

Class I Shares 2001 2000 #

Net asset value, beginning $14.81 $15.00

Income from investment operations

Net investment income .08 .03

Net realized and unrealized gain (loss) (5.12) (.22)

Total from investment operations (5.04) (.19)

Distributions from:

Net investment income (.04) -

Total distributions (.04) -

Total increase (decrease) in net asset value (5.08) (.19)

Net asset value, ending $9.73 $14.81

Total return* (34.08%) (1.27%)

Ratios to average net assets:

Net investment income .72% .77% (a)

Total expenses 1.18% 1.21% (a)

Expenses before offsets .48% .62% (a)

Net expenses .38% .38% (a)

Portfolio turnover 13% 10%

Net assets, ending (in thousands) $4,249 $19,750

(a) Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From June 30, 2000 inception.

See notes to financial statements.

Calvert Social Index Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's

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